Taxes (Details) - Schedule of Statutory Rates to the Effective Tax Rate		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Statutory Rates to the Effective Tax Rate [Abstract]
Income tax rate in the Cayman Islands, permanent tax holiday		0.00%	0.00%	0.00%
Hong Kong statutory income tax rate		16.50%	16.50%	16.50%
Income not taxable			(2.80%)
Under provision of prior year			(0.40%)
Tax concession		(0.70%)	(0.60%)	(0.80%)
Change in valuation allowance	[1]	7.00%	8.40%	2.10%
Effective tax rate		22.80%	21.10%	17.80%

[1]	Change in valuation allowance represents valuation allowance of deferred tax assets recorded for the years ended March 31, 2022, 2023 and 2024 from certain subsidiaries of the Company in Hong Kong.